Inventory - Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 882	$ 5,910	$ 8,036
Work-in-process			1,235
Purchased parts and raw materials	689	2,212	203
Inventory	$ 1,571	$ 8,122	$ 9,474